FIXED INCOME PORTFOLIOS

PROSPECTUS SUPPLEMENT

NORTHERN INSTITUTIONAL FUNDS

FIXED INCOME PORTFOLIOS

SUPPLEMENT DATED JUNE 3, 2009 TO PROSPECTUS DATED APRIL 1, 2009

The following replaces the third paragraph under Portfolio Management on Page 28 of the Prospectus:

Effective May 31, 2009, the manager of the U.S. Treasury Index Portfolio is Ryan J. Laning, Officer of Northern Trust. Mr. Laning joined Northern Trust in January 2004 as an Associate Fixed Income Portfolio Manager in the Fixed Income Group and for the past five years has managed various fixed-income accounts for Northern Trust clients.

The manager for the U.S. Government Securities Portfolio is Daniel J. Personette, Vice President of Northern Trust. Mr. Personette has been manager for the U.S. Government Securities Portfolio since November 2006. Mr. Personette joined Northern Trust in 1996 and for the past five years has managed various fixed-income portfolios.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-637-1380 northerninstitutionalfunds.com	NIFSPTFIX (6/09)

NORTHERN INSTITUTIONAL FUNDS PROSPECTUS